Acquisitions and disposals - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 02, 2025
Disclosure of detailed information about business combination [line items]
Consideration paid	€ 1,687	€ 616
Net assets acquired	980	333
Deferred tax liabilities	290	99
Goodwill	784	310
Revenue of group if acquisition completed	50,861	52,490
Operating profit of group if acquisition completed	€ 9,047	€ 8,831
Dr. Squatch
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			98.70%
Consideration paid			€ 1,243
Net assets acquired			614
Deferred tax liabilities			170
Goodwill			€ 637